[LOGO] UBS
       Global Asset Management

       LIR Premier Money Market Fund
       LIR Premier Tax-Free Money Market Fund

       Annual Report

       December 31, 2002

--------------------------------------------------------------------------------
LIR Premier Money Market Fund

Investment Goal:
High level of current income consistent with preservation of capital and liquidity.

Portfolio Manager:
Susan P. Ryan
UBS Global Asset Management
(US) Inc.

Commencement:
May 20, 1991 (predecessor fund)

LIR Premier Tax-Free Money Market Fund

Investment Goal:
High level of current income exempt from federal income tax consistent with preservation of capital and liquidity.

Portfolio Manager:
Debbie Baggett
UBS Global Asset Management
(US) Inc.

Commencement:
October 7, 1996 (predecessor fund)
--------------------------------------------------------------------------------

UBS Money Series

February 14, 2003

Dear Shareholder,

We present you with the annual report for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund for the fiscal year ended December 31, 2002.

An Interview with Portfolio Managers Susan Ryan and Debbie Baggett

Q.    Can you describe the economic environment during the reporting period?

A. While the economy expanded in 2002, growth rates fluctuated throughout the year. Following a 1.7% gain in Gross Domestic Product (GDP) during the fourth quarter 2001, GDP surged ahead during the first three months of 2002--rising to a rate of 5.0%. However, economic growth took a step backwards in the second quarter, as GDP came in at 1.3%. Although the news improved during the third quarter of 2002--with GDP rising to 4.0%--the fourth quarter number, at 1.4%, showed a dramatic slowdown in growth.

Q.    What are some of the reasons why economic growth appears to be slowing?

A. For a time, consumers were propping up the economy, while many corporations postponed major purchases pending clearer signs of a sustainable economic upturn. Zero percent financing for automobiles and the incremental cash people received by refinancing their homes in part fueled the strength in consumer spending. However, the pent-up demand for automobiles has


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                                                                               1

UBS Money Series

      waned, and the refinancing boom has likely peaked. In addition, heightening geopolitical risk--namely, the potential for another terrorist strike, a possible conflict with Iraq, and uncertainty in North Korea--appears to be inhibiting both consumer and corporate spending.

Q. How did the Federal Reserve Board (the "Fed") react to the weakening economy during the fourth quarter?

A. In November 2002, the Fed acknowledged that the economy had hit a "soft spot." After holding interest rates steady during the first ten months of the year, the Fed moved into action in early November 2002 and lowered the federal funds rate one half percentage point to 1.25%, a 41-year low.

Q.    How did the Funds perform in this turbulent environment?

A. The Funds' yields fell during the reporting period as interest rates fell. At the end of the 12-month reporting period, LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund had seven-day current yields of 0.59% and 0.77%, respectively. In contrast, the Funds' seven-day current yields as of December 31, 2001 were 1.50% and 1.10%, respectively. (For more on the Funds' performance, refer to "Portfolio Statistics" on page 4.)

Q.    What strategies did you implement over the 12-month period?

A. In terms of investment strategies, the Funds continued to utilize a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Funds' longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities--typically less than a month in duration-- provided liquidity.

      In addition, due to the uncertain economy, the proliferation of corporate accounting scandals, and several high-profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, within the LIR Premier Money Market Fund, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As such, we were able to avoid the problems that plagued the corporate credit markets.

Q. What is your outlook for the economy, and how do you anticipate structuring the portfolios going forward?

A. Looking ahead, we are skeptical concerning the strength of an economic recovery. In December 2002, manufacturing activity increased; however, the holiday shopping season was weak and unemployment was high. In early


--------------------------------------------------------------------------------
2

UBS Money Series

      January 2003, President Bush proposed an economic stimulus package with a wide range of tax cuts. However, it was just that--a proposal. In addition, the geopolitical "cloud" hanging over the economy casts a wide shadow, and presents an added challenge to economic recovery.

      With regard to the Funds' investment strategy, credit quality and liquidity will continue to be paramount. For both Funds, we anticipate maintaining the use of a barbell strategy. In addition, we expect to allocate a large portion of the LIR Premier Money Market Fund to carefully selected Treasuries and Agencies.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Brian M. Storms

Brian M. Storms
President
LIR Premier Money Market Fund
LIR Premier Tax-Free Money Market Fund
President and Chief Executive Officer
UBS Global Asset Management (US) Inc.


/s/ Susan P. Ryan                       /s/ Debbie Baggett

Susan P. Ryan                           Debbie Baggett
Portfolio Manager                       Portfolio Manager
LIR Premier Money Market Fund           LIR Premier Tax-Free Money Market Fund
Executive Director                      Executive Director
UBS Global Asset Management (US) Inc.   UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended December 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a Fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


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                                                                               3

UBS Money Series

Portfolio Statistics

LIR Premier Money Market Fund

Performance and Characteristics               12/31/02     6/30/02     12/31/01
--------------------------------------------------------------------------------
7-Day Current Yield*                              0.59%       1.12%        1.50%
--------------------------------------------------------------------------------
7-Day Effective Yield*                            0.59%       1.13%        1.51%
--------------------------------------------------------------------------------
Weighted Average Maturity**                    51 days     68 days      67 days
--------------------------------------------------------------------------------
Net Assets (bln)                              $  2.122    $  2.143     $  2.041
--------------------------------------------------------------------------------

Sector Allocation***                          12/31/02     6/30/02     12/31/01
--------------------------------------------------------------------------------
Commercial Paper                                  39.9%       38.0%        41.7%
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations              39.2        37.3         21.1
--------------------------------------------------------------------------------
Bank Obligations                                   7.6        18.3         22.5
--------------------------------------------------------------------------------
Money Market Funds                                 6.5         6.5          5.9
--------------------------------------------------------------------------------
Short-Term Corporate Obligations                   4.9         1.6          8.6
--------------------------------------------------------------------------------
Repurchase Agreements                              1.8          --           --
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets               --        (1.7)          --
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities              0.1          --          0.2
--------------------------------------------------------------------------------
Total                                            100.0%      100.0%       100.0%
--------------------------------------------------------------------------------

LIR Premier Tax-Free Money Market Fund

Performance and Characteristics               12/31/02     6/30/02     12/31/01
--------------------------------------------------------------------------------
7-Day Current Yield*                              0.77%       0.79%        1.10%
--------------------------------------------------------------------------------
7-Day Effective Yield*                            0.77%       0.79%        1.11%
--------------------------------------------------------------------------------
Weighted Average Maturity**                    59 days     44 days      33 days
--------------------------------------------------------------------------------
Net Assets (mm)                               $  111.2    $  119.7     $  132.9
--------------------------------------------------------------------------------

Sector Allocation***                          12/31/02     6/30/02     12/31/01
--------------------------------------------------------------------------------
Variable Rate Demand Notes                        64.8%       79.6%        75.5%
--------------------------------------------------------------------------------
Municipal Notes                                   30.0        15.6         11.4
--------------------------------------------------------------------------------
Commercial Paper                                   9.3        11.0         12.6
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets             (4.1)       (6.2)          --
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities               --          --          0.5
--------------------------------------------------------------------------------
Total                                            100.0%      100.0%       100.0%
--------------------------------------------------------------------------------

  * Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.
 ** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


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4

LIR Premier Money Market Fund
Statement of Net Assets -- December 31, 2002

     Principal
       Amount                                                Maturity          Interest
        (000)                                                  Dates             Rates                      Value
---------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations--39.21%
---------------------------------------------------------------------------------------------------------------------
      $210,000   U.S. Treasury Bills                        01/02/03 to        1.200 to
                                                            06/12/03           1.595%@                   $209,590,190
---------------------------------------------------------------------------------------------------------------------
        45,000   Federal Farm Credit Bank                   01/02/03           1.250 to
                                                                               1.265*                      44,993,461
---------------------------------------------------------------------------------------------------------------------
        50,000   Federal Home Loan Bank                     01/02/03           1.240 to
                                                                               1.275*                      49,995,089
---------------------------------------------------------------------------------------------------------------------
       130,000   Federal Home Loan Bank                     01/03/03 to        1.260 to
                                                            01/22/03           1.560@                     129,923,900
---------------------------------------------------------------------------------------------------------------------
       115,000   Federal Home Loan Bank                     04/07/03 to        1.600 to
                                                            12/22/03           2.500                      115,000,000
---------------------------------------------------------------------------------------------------------------------
        20,000   Federal Home Loan Mortgage Corp.           10/20/03           1.800@                      19,708,000
---------------------------------------------------------------------------------------------------------------------
        25,000   Federal Home Loan Mortgage Corp.           08/14/03           2.000                       25,000,000
---------------------------------------------------------------------------------------------------------------------
        40,000   Federal National Mortgage Association      01/02/03           1.248 to
                                                                               1.250*                      39,999,924
---------------------------------------------------------------------------------------------------------------------
       163,000   Federal National Mortgage Association      01/17/03 to        1.250 to
                                                            03/05/03           1.290@                     162,797,941
---------------------------------------------------------------------------------------------------------------------
        20,000   Federal National Mortgage Association      08/28/03           2.000                       20,000,000
---------------------------------------------------------------------------------------------------------------------
        15,000   Student Loan Marketing Association         05/23/03           2.650                       15,000,000
---------------------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$832,008,505)                                                                                    832,008,505
---------------------------------------------------------------------------------------------------------------------
Bank Notes--0.47%
---------------------------------------------------------------------------------------------------------------------
  Domestic--0.47%
        10,000   LaSalle Bank N.A. (cost--$10,000,000)      02/04/03           2.400                       10,000,000
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit--7.16%
---------------------------------------------------------------------------------------------------------------------
  Yankee--7.16%
        30,000   Abbey National PLC                         01/07/03           2.590                       30,000,048
---------------------------------------------------------------------------------------------------------------------
        20,000   Barclays Bank PLC                          01/02/03           1.310*                      19,998,139
---------------------------------------------------------------------------------------------------------------------
        20,000   Bayerische Landesbank Girozentrale         11/12/03           1.850                       20,000,000
---------------------------------------------------------------------------------------------------------------------
        45,000   Dexia Bank SA                              01/02/03           1.320*                      44,994,861
---------------------------------------------------------------------------------------------------------------------
        25,000   State Street Bank & Trust Co.              02/11/03           1.330                       25,000,000
---------------------------------------------------------------------------------------------------------------------
        12,000   Westdeutcshe Landesbank Girozentrale       05/23/03           2.680                       11,998,621
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit
  (cost--$151,991,669)                                                                                    151,991,669
---------------------------------------------------------------------------------------------------------------------
Commercial Paper@--39.84%
---------------------------------------------------------------------------------------------------------------------
  Asset Backed-Banking--4.71%
       100,000   Stellar Funding Group, Inc.                01/31/03           1.320                       99,890,000
---------------------------------------------------------------------------------------------------------------------
  Asset Backed-Miscellaneous--12.84%
        25,000   Asset Securitization Cooperative Corp.     03/03/03           1.330                       24,943,660
---------------------------------------------------------------------------------------------------------------------
        45,000   Galaxy Funding, Inc.                       01/24/03 to        1.360 to
                                                            02/06/03           1.650                       44,945,278
---------------------------------------------------------------------------------------------------------------------
        85,000   Pennine Funding                            01/03/03 to        1.340 to
                                                            01/13/03           1.480                       84,980,255
---------------------------------------------------------------------------------------------------------------------
        32,602   Thunderbay Funding                         01/10/03 to        1.350 to
                                                            01/17/03           1.360                       32,584,323
---------------------------------------------------------------------------------------------------------------------


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                                                                               5

LIR Premier Money Market Fund
Statement of Net Assets -- December 31, 2002

     Principal
       Amount                                                Maturity          Interest
        (000)                                                  Dates             Rates                     Value
-------------------------------------------------------------------------------------------------------------------
Commercial Paper--(concluded)
-------------------------------------------------------------------------------------------------------------------
  Asset Backed-Miscellaneous--(concluded)
-------------------------------------------------------------------------------------------------------------------
      $50,000   Variable Funding Capital Corp.               01/30/03          1.300%                   $49,947,639
-------------------------------------------------------------------------------------------------------------------
       35,000   Windmill Funding Corp.                       01/07/03          1.360                     34,992,067
-------------------------------------------------------------------------------------------------------------------
                                                                                                        272,393,222
-------------------------------------------------------------------------------------------------------------------
  Banking-Domestic--9.51%
       50,000   Barclays U.S. Funding Corp.                  02/06/03          1.500                     49,925,000
-------------------------------------------------------------------------------------------------------------------
       30,000   CBA (Delaware) Finance, Inc.                 01/08/03          1.360                     29,992,067
-------------------------------------------------------------------------------------------------------------------
       36,915   Dexia Delaware LLC                           01/13/03 to       1.280 to
                                                             02/25/03          1.330                     36,860,829
-------------------------------------------------------------------------------------------------------------------
       50,000   Fortis Funding LLC                           02/05/03          1.300                     49,936,805
-------------------------------------------------------------------------------------------------------------------
       20,000   Morgan (J.P.) Chase & Co., Inc.              01/14/03          1.350                     19,990,250
-------------------------------------------------------------------------------------------------------------------
       15,000   Societe Generale North America               02/19/03          1.330                     14,972,846
-------------------------------------------------------------------------------------------------------------------
                                                                                                        201,677,797
-------------------------------------------------------------------------------------------------------------------
  Banking-Foreign--6.09%
       69,600   HBOS Treasury Services PLC                   01/21/03 to       1.300 to
                                                             02/11/03          1.350                     69,514,540
-------------------------------------------------------------------------------------------------------------------
       60,000   Nationwide Building Society                  03/28/03          1.280                     59,816,533
-------------------------------------------------------------------------------------------------------------------
                                                                                                        129,331,073
-------------------------------------------------------------------------------------------------------------------
  Brokerage--3.53%
       25,000   Morgan Stanley & Co.                         01/10/03          1.340                     24,991,625
-------------------------------------------------------------------------------------------------------------------
       50,000   Salomon Smith Barney Holdings, Inc.          02/07/03          1.510                     49,922,403
-------------------------------------------------------------------------------------------------------------------
                                                                                                         74,914,028
-------------------------------------------------------------------------------------------------------------------
  Energy-Integrated--0.94%
       20,000   Shell Finance (UK) PLC                       01/28/03          1.770                     19,973,450
-------------------------------------------------------------------------------------------------------------------
  Finance-NonCaptive Diversified--1.41%
       30,000   General Electric Capital International       01/16/03
                Funding, Inc.                                                  1.330                     29,983,375
-------------------------------------------------------------------------------------------------------------------
  Telecom-Wirelines--0.81%
       17,130   BellSouth Corp.                              01/17/03          1.300                     17,120,102
-------------------------------------------------------------------------------------------------------------------
Total Commercial Paper
  (cost--$845,283,047)                                                                                  845,283,047
-------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations--4.86%
-------------------------------------------------------------------------------------------------------------------
  Asset Backed-Finance--4.15%
       20,000   Beta Finance Inc.                            01/02/03          1.340*                    20,000,000
-------------------------------------------------------------------------------------------------------------------
       30,000   CC (USA), Inc.                               01/02/03          1.330*                    30,000,000
-------------------------------------------------------------------------------------------------------------------
       18,000   Dorada Finance, Inc.                         01/02/03          1.325*                    17,999,374
-------------------------------------------------------------------------------------------------------------------
       20,000   K2 (USA) LLC                                 01/02/03          1.400*                    20,000,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         87,999,374
-------------------------------------------------------------------------------------------------------------------
  Finance-NonCaptive Diversified--0.71%
       15,000   General Electric Capital Corp.               01/09/03          1.463*                    15,000,000
-------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
  (cost--$102,999,374)                                                                                  102,999,374
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6

LIR Premier Money Market Fund
Statement of Net Assets -- December 31, 2002

     Principal
       Amount                                                  Maturity         Interest
        (000)                                                    Dates            Rates                      Value
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreement--1.84%
---------------------------------------------------------------------------------------------------------------------
      $39,076   Repurchase Agreement dated 12/31/02
                  with State Street Bank & Trust Co.,
                  collateralized by $38,035,991 U.S.
                  Treasury Notes, 1.750% due 12/31/04
                  and $1,169,188 U.S. Treasury Bonds,
                  8.500% due 02/15/20; (value--
                  $39,862,941); proceeds: $39,078,388
                  (cost--$39,076,000)                          01/02/03         1.100%                    $39,076,000
---------------------------------------------------------------------------------------------------------------------

     Number of
       Shares
        (000)
---------------------------------------------------------------------------------------------------------------------
Money Market Funds+--6.53%
---------------------------------------------------------------------------------------------------------------------
       14,578   AIM Liquid Assets Portfolio                    01/02/03         1.320                      14,578,496
---------------------------------------------------------------------------------------------------------------------
           27   AIM Prime Portfolio                            01/02/03         1.260                          27,089
---------------------------------------------------------------------------------------------------------------------
       66,554   BlackRock Provident Institutional TempFund     01/02/03         1.311                      66,554,035
---------------------------------------------------------------------------------------------------------------------
          703   Dreyfus Cash Management Fund                   01/02/03         1.253                         702,528
---------------------------------------------------------------------------------------------------------------------
       56,648   Scudder Institutional Money Fund               01/02/03         1.321                      56,647,886
---------------------------------------------------------------------------------------------------------------------
Total Money Market Funds
  (cost--$138,510,034)                                                                                    138,510,034
---------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$2,119,868,629 which
  approximates cost for federal income tax purposes)--99.91%                                            2,119,868,629
---------------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.09%                                                                1,930,102
---------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 2,121,770,366 shares of
  beneficial interest outstanding equivalent to $1.00
  per share)--100.00%                                                                                  $2,121,798,731
---------------------------------------------------------------------------------------------------------------------

@     Interest rates shown are the discount rates at date of purchase.
* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of December 31, 2002 and reset periodically.
+     Interest rates shown reflect yield at December 31, 2002.

                       Weighted average maturity -- 51 days


                 See accompanying notes to financial statements


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                                                                               7

LIR Premier Tax-Free Money Market Fund
Statement of Net Assets -- December 31, 2002

       Principal
         Amount                                                      Maturity    Interest
          (000)                                                        Dates       Rates                     Value
---------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--94.82%
---------------------------------------------------------------------------------------------------------------------
Alabama--0.90%
         $1,000   Mobile Alabama Industrial Development Board,
                    Dock and Wharf Revenue, Series B
                    (Holnam, Inc. Project)                               A        1.500%                   $1,000,000
---------------------------------------------------------------------------------------------------------------------
Arizona--2.07%
          1,500   Pima County Industrial Development Authority
                    Revenue (Tucson Electric Light & Power
                    Improvements)                                        A        1.550                     1,500,000
---------------------------------------------------------------------------------------------------------------------
            800   Pinal County Pollution Control Revenue, Series A
                    (Newmont Mining Corp.)                               A        1.700                       800,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,300,000
---------------------------------------------------------------------------------------------------------------------
Colorado--8.23%
          3,135   Colorado E 470 Public Highway Authority
                    Revenue (Vehicle Registration Fee)                   A        1.550                     3,135,000
---------------------------------------------------------------------------------------------------------------------
          1,000   Colorado Housing & Finance Authority, Single-
                    Family Housing Revenue, Series C-6                   A        1.550                     1,000,000
---------------------------------------------------------------------------------------------------------------------
          2,000   Colorado Regional Transportation District
                    Certificates of Participation, Series A
                    (Transit Vehicles Project)                           A        1.550                     2,000,000
---------------------------------------------------------------------------------------------------------------------
          3,000   Colorado State Tax & Revenue Anticipation Notes    06/27/03     3.000                     3,022,386
---------------------------------------------------------------------------------------------------------------------
                                                                                                            9,157,386
---------------------------------------------------------------------------------------------------------------------
Connecticut--3.11%
          1,955   Connecticut State Health & Educational Facilities
                    Authority Revenue, Series B
                    (Ascension Health Credit)                            A        1.450                     1,955,000
---------------------------------------------------------------------------------------------------------------------
          1,300   Connecticut State Health & Educational Facilities
                    Authority Revenue, Series U (Yale University)        A        1.350                     1,300,000
---------------------------------------------------------------------------------------------------------------------
            200   Connecticut State Health & Educational Facilities
                    Authority Revenue, Series V-1 (Yale University)      A        1.650                       200,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,455,000
---------------------------------------------------------------------------------------------------------------------
Florida--2.34%
          2,600   Tampa Florida Occupational License Tax Revenue,
                    Series B                                             A        1.300                     2,600,000
---------------------------------------------------------------------------------------------------------------------
Georgia--7.12%
          1,405   Clayton County Housing Authority, Multi-Family
                    Housing Revenue (Villa Rouge Apartments)             A        1.600                     1,405,000
---------------------------------------------------------------------------------------------------------------------
          1,750   De Kalb Private Hospital Authority Revenue
                    Anticipation Certificates
                    (Eagleston Children's Health Center)                 A        1.500                     1,750,000
---------------------------------------------------------------------------------------------------------------------
          1,200   Fulco Georgia Hospital Authority Revenue
                    Anticipation Certificates
                    (Shepherd Center, Inc. Project)                      A        1.500                     1,200,000
---------------------------------------------------------------------------------------------------------------------
          1,145   Georgia State General Obligation, Series B         07/01/03     4.000                     1,160,345
---------------------------------------------------------------------------------------------------------------------
            500   Gwinnett County Housing Authority, Multi-Family
                    Housing Revenue (Post Court Project)                 A        1.550                       500,000
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8

LIR Premier Tax-Free Money Market Fund
Statement of Net Assets -- December 31, 2002

     Principal
       Amount                                                      Maturity       Interest
        (000)                                                        Dates          Rates                    Value
---------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
---------------------------------------------------------------------------------------------------------------------
Georgia--(concluded)
         $500   Monroe County Development Authority, Pollution
                  Control Revenue
                  (Georgia Power Co. Plant Scherer)                     A          1.850%                    $500,000
---------------------------------------------------------------------------------------------------------------------
        1,400   Savannah County Economic Development
                  Authority Revenue
                  (YMCA of Coastal Georgia, Inc. Project)               A          1.550                    1,400,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,915,345
---------------------------------------------------------------------------------------------------------------------
Idaho--1.36%
        1,500   Idaho State Tax Anticipation Notes                  06/30/03       3.000                    1,509,969
---------------------------------------------------------------------------------------------------------------------
Illinois--8.51%
        1,300   Illinois Development Finance Authority Revenue
                  (Chicago Commons Project)                             A          1.550                    1,300,000
---------------------------------------------------------------------------------------------------------------------
          855   Illinois Development Finance Authority Revenue
                  (Jewish Federation Project)                           A          1.600                      855,000
---------------------------------------------------------------------------------------------------------------------
        1,800   Illinois Development Finance Authority Revenue,
                  Pollution Control Revenue
                  (A.E. Staley Manufacturing Co. Project)               A          1.450                    1,800,000
---------------------------------------------------------------------------------------------------------------------
        1,800   Illinois Educational Facilities Authority Revenue,
                  Series CP-1 (DePaul University)                       A          1.550                    1,800,000
---------------------------------------------------------------------------------------------------------------------
          700   Illinois Health Facilities Authority Revenue,
                  Series B (Elmhurst Memorial Hospital)                 A          1.850                      700,000
---------------------------------------------------------------------------------------------------------------------
        2,000   Illinois State Revenue Anticipation Certificates    05/15/03 to    2.500 to
                                                                    06/15/03       3.000                    2,010,892
---------------------------------------------------------------------------------------------------------------------
        1,000   Illinois State Toll Highway Authority Revenue,
                  Series B                                              A          1.450                    1,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            9,465,892
---------------------------------------------------------------------------------------------------------------------
Indiana--1.80%
        1,000   Indiana Municipal Power Supply Systems Revenue
                  Refunding, Series A                                   A          1.500                    1,000,000
---------------------------------------------------------------------------------------------------------------------
        1,000   Whiting Economic Development Revenue
                  (Standard Oil Co. BP/Amoco Project)                   A          1.500                    1,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,000,000
---------------------------------------------------------------------------------------------------------------------
Kentucky--1.81%
        2,000   Kentucky Interlocal School Transportation
                  Association, Tax & Revenue Anticipation Notes     06/30/03       3.000                    2,013,193
---------------------------------------------------------------------------------------------------------------------
Louisiana--2.22%
          965   Louisiana Public Facilities Authority Revenue,
                  Series A (College and University Equipment
                  and Capital)                                          A          1.600                      965,000
---------------------------------------------------------------------------------------------------------------------
        1,500   Louisiana State Offshore Terminal Authority
                  Revenue, Deepwater Port, Series A (Loop, Inc.)        A          1.550                    1,500,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,465,000
---------------------------------------------------------------------------------------------------------------------
Massachusetts--1.80%
        1,000   Everett Massachusetts Bond Anticipation Notes       09/12/03       2.500                    1,007,133
---------------------------------------------------------------------------------------------------------------------
        1,000   Massachusetts State General Obligation, Series B        A          1.600                    1,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,007,133
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

LIR Premier Tax-Free Money Market Fund
Statement of Net Assets -- December 31, 2002

      Principal
        Amount                                                       Maturity    Interest
         (000)                                                         Dates       Rates                     Value
---------------------------------------------------------------------------------------------------------------------
Muncipal Bonds and Notes--(continued)
---------------------------------------------------------------------------------------------------------------------
Michigan--3.86%
        $1,790   Detroit Sewer Disposal Facilities Authority
                   Revenue, Series B                                     A        1.510%                   $1,790,000
---------------------------------------------------------------------------------------------------------------------
         1,505   Michigan Housing Authority Revenue,
                   Single Family, Series 2000A                           A        1.600                     1,505,000
---------------------------------------------------------------------------------------------------------------------
         1,000   Michigan Strategic Pollution Control Revenue
                   (Consumers Power Project)                             A        1.750                     1,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,295,000
---------------------------------------------------------------------------------------------------------------------
Minnesota--0.72%
           800   Minneapolis & St. Paul Housing & Redevelopment
                   Authority Health Care System, Series B
                   (Children's Health Care)                              A        1.850                       800,000
---------------------------------------------------------------------------------------------------------------------
Mississippi--1.35%
         1,500   Canton Industrial Development Revenue
                   (Levi Strauss & Co. Project)                          A        1.550                     1,500,000
---------------------------------------------------------------------------------------------------------------------
Missouri--1.26%
         1,400   St. Charles County Industrial Development
                   Authority Revenue
                   (Remington Apartments Project)                        A        1.520                     1,400,000
---------------------------------------------------------------------------------------------------------------------
Montana--0.91%
         1,000   Montana State Tax & Revenue Anticipation Notes      06/30/03     3.000                     1,009,027
---------------------------------------------------------------------------------------------------------------------
Nebraska--2.07%
         1,000   Nebraska Help, Inc. Revenue, Series D
                   (Multiple Mode Student Loan)                          A        1.600                     1,000,000
---------------------------------------------------------------------------------------------------------------------
         1,300   Nebraska Help, Inc. Revenue, Series E
                   (Multiple Mode Student Loan)                          A        1.600                     1,300,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,300,000
---------------------------------------------------------------------------------------------------------------------
New Hampshire--1.26%
         1,400   New Hampshire Housing Finance Authority,
                   Multi-Family Revenue
                   (EQR Bond Partnership Project)                        A        1.600                     1,400,000
---------------------------------------------------------------------------------------------------------------------
New Jersey--1.81%
         2,000   New Jersey State Tax & Revenue
                   Anticipation Notes                                06/12/03     3.000                     2,013,380
---------------------------------------------------------------------------------------------------------------------
New Mexico--2.84%
         2,000   New Mexico State Tax & Revenue
                   Anticipation Notes                                06/30/03     3.000                     2,014,469
---------------------------------------------------------------------------------------------------------------------
         1,150   University of New Mexico (University Revenue)           A        1.450                     1,150,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,164,469
---------------------------------------------------------------------------------------------------------------------
New York--0.06%
            65   New York State Medical Care Facilities Financing
                   Revenue, Series A
                   (Pooled Equipment Loan Program II)                    A        1.500                        65,000
---------------------------------------------------------------------------------------------------------------------
North Carolina--2.16%
         1,000   North Carolina Educational Facility
                   (Elon College Project)                                A        1.500                     1,000,000
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10

LIR Premier Tax-Free Money Market Fund
Statement of Net Assets -- December 31, 2002

      Principal
        Amount                                                      Maturity     Interest
         (000)                                                        Dates        Rates                     Value
---------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
---------------------------------------------------------------------------------------------------------------------
North Carolina--(concluded)
        $1,400   Union County Industrial Facilities & Pollution
                   Control Financing Authority
                   (Square D Co. Project)                               A         1.600%                   $1,400,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,400,000
---------------------------------------------------------------------------------------------------------------------
Ohio--3.67%
         2,000   Columbus Ohio City School District School
                   Facilities Construction & Improvement Notes      06/19/03      2.000                     2,007,837
---------------------------------------------------------------------------------------------------------------------
           970   Franklin County Hospital Revenue, Series A
                   (US Health Corp.)                                    A         1.500                       970,000
---------------------------------------------------------------------------------------------------------------------
         1,100   Hamilton County Hospital Revenue, Series A
                   (Health Alliance)                                    A         1.550                     1,100,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,077,837
---------------------------------------------------------------------------------------------------------------------
Oklahoma--1.26%
         1,400   Oklahoma City Industrial & Cultural Facilities
                   Revenue (Oklahoma City University Project)           A         1.300                     1,400,000
---------------------------------------------------------------------------------------------------------------------
Oregon--2.15%
         2,375   Oregon State Tax Anticipation Notes, Series A      05/01/03      3.250                     2,388,029
---------------------------------------------------------------------------------------------------------------------
Pennsylvania--4.10%
         1,600   Bucks County Industrial Development Authority
                   Revenue (SHV Real Estate)                            A         1.200                     1,600,000
---------------------------------------------------------------------------------------------------------------------
         2,965   Delaware County Hospital Revenue
                   (Crozer-Chester Medical Center)                      A         1.550                     2,965,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,565,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico--0.90%
         1,000   Puerto Rico Commonwealth Tax & Revenue
                   Anticipation Notes                               07/30/03      2.500                     1,007,427
---------------------------------------------------------------------------------------------------------------------
South Carolina--0.90%
         1,000   South Carolina Association of Governmental
                   Organizations                                    04/15/03      3.000                     1,004,478
---------------------------------------------------------------------------------------------------------------------
Tennessee--2.89%
         1,150   Memphis Tennessee Electric System Revenue          01/01/03      5.800                     1,150,000
---------------------------------------------------------------------------------------------------------------------
         2,070   Metropolitan Government Nashville & Davidson
                   County, Health & Educational Facility Authority
                   Revenue, Series A (Vanderbilt University)            A         1.550                     2,070,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,220,000
---------------------------------------------------------------------------------------------------------------------
Texas--10.55%
         1,000   Austin County Industrial Development Corp.,
                   Industrial Development Revenue
                   (Justin Industrials, Inc. Project)                   A         1.500                     1,000,000
---------------------------------------------------------------------------------------------------------------------
         1,400   Gulf Coast Waste Disposal Authority
                   Environmental Improvement Revenue
                   (Amoco Oil Co. Project)                              A         1.400                     1,400,000
---------------------------------------------------------------------------------------------------------------------
           500   Harris County Health Facility Development Corp.
                   Revenue (Methodist Hospital)                         A         1.800                       500,000
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

LIR Premier Tax-Free Money Market Fund
Statement of Net Assets -- December 31, 2002

     Principal
       Amount                                                      Maturity      Interest
        (000)                                                        Dates         Rates                     Value
---------------------------------------------------------------------------------------------------------------------
Muncipal Bonds and Notes--(concluded)
---------------------------------------------------------------------------------------------------------------------
Texas--(concluded)
         $295   Harris County Health Facility Development Corp.
                  Hospital Revenue, Series B-1
                  (Texas Children's Hospital)                           A          1.800%                    $295,000
---------------------------------------------------------------------------------------------------------------------
        1,500   Harris County Industrial Development Corp.
                  Revenue (Bay Tank Houston, Inc. Project)              A          1.600                    1,500,000
---------------------------------------------------------------------------------------------------------------------
        1,000   Pasadena Texas Independent School District,
                  Series A                                          04/01/03       2.250                    1,002,036
---------------------------------------------------------------------------------------------------------------------
        1,000   Red River Pollution Control Revenue
                  (Southwestern Public Service)                         A          1.600                    1,000,000
---------------------------------------------------------------------------------------------------------------------
        5,000   Texas State Tax & Revenue Anticipation Notes        08/29/03       2.750                    5,041,086
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,738,122
---------------------------------------------------------------------------------------------------------------------
Utah--2.26%
        2,500   Davis County School District General Obligation
                  Tax Anticipation Notes                            06/30/03       3.000                    2,516,736
---------------------------------------------------------------------------------------------------------------------
Virginia--2.61%
        1,185   Loudoun County Industrial Development
                  Authority Residential Care Facilities Revenue
                  (Falcons Landing Project)                             A          1.500                    1,185,000
---------------------------------------------------------------------------------------------------------------------
        1,715   Norfolk Virginia Industrial Development Authority
                  Revenue (Childrens Hospital Project)                  A          1.550                    1,715,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,900,000
---------------------------------------------------------------------------------------------------------------------
Washington--2.70%
        1,000   Tulalip Tribes of the Tulalip Reservation
                  Special Revenue                                       A          1.600                    1,000,000
---------------------------------------------------------------------------------------------------------------------
        2,000   Washington State, GO, Series 96B                        A          1.450                    2,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,000,000
---------------------------------------------------------------------------------------------------------------------
Wisconsin--1.26%
        1,000   Wisconsin School District Cash Flow Management
                  Program Certificates of Participation, Series A   09/23/03       2.250                    1,005,358
---------------------------------------------------------------------------------------------------------------------
          400   Wisconsin State Health & Educational Facilities
                  Authority Revenue, Series C
                  (Aurora Healthcare, Inc.)                             A          1.550                      400,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,405,358
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes
  (cost--$105,458,781)                                                                                    105,458,781
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Commercial Paper--9.26%
---------------------------------------------------------------------------------------------------------------------
Florida--3.14%
        3,500   Florida Local Government Finance Commission,        02/10/03 to
                  Series A                                          02/11/03       1.300                    3,500,000
---------------------------------------------------------------------------------------------------------------------
Illinois--1.80%
        1,000   Illinois Educational Facilities Authority Revenue
                  (Field Museum)                                    02/27/03       1.400                    1,000,000
---------------------------------------------------------------------------------------------------------------------
        1,000   Illinois Health Facilities Authority Revenue,
                  Series A (Evanston Memorial Hospital)             02/13/03       1.450                    1,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,000,000
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12

LIR Premier Tax-Free Money Market Fund
Statement of Net Assets -- December 31, 2002

       Principal
         Amount                                                      Maturity    Interest
          (000)                                                        Dates       Rates                     Value
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Commercial Paper--(concluded)
---------------------------------------------------------------------------------------------------------------------
New York--1.53%
           $700   New York City Municipal Water Finance Authority    02/07/03     1.100%                     $700,000
---------------------------------------------------------------------------------------------------------------------
          1,000   New York State Power Authority, Series A           01/09/03     1.100                     1,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,700,000
---------------------------------------------------------------------------------------------------------------------
Texas--2.79%
            700   Houston Texas Higher Education Finance Corp.       02/12/03     1.200                       700,000
---------------------------------------------------------------------------------------------------------------------
          1,000   Houston Texas Water & Sewer System Authority,
                    Series A                                         02/19/03     1.100                     1,000,000
---------------------------------------------------------------------------------------------------------------------
          1,400   University of Texas Board of Regents               04/23/03     1.200                     1,400,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,100,000
---------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$10,300,000)                                                      10,300,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$115,758,781 which approximates
  cost for federal tax purposes)--104.08%                                                                 115,758,781
---------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(4.08)%                                                             (4,533,964)
---------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 111,217,463 shares of beneficial
  interest outstanding equivalent to $1.00 per share)--
  100.00%                                                                                                $111,224,817
---------------------------------------------------------------------------------------------------------------------

A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of December 31, 2002, and reset periodically.

GO    General Obligation

                       Weighted average maturity--59 days


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                              13

UBS Money Series
Statement of Operations

                                                                             For the
                                                                           Year Ended
                                                                        December 31, 2002
                                                                ---------------------------------
                                                                                     LIR Premier
                                                                LIR Premier            Tax-Free
                                                                Money Market         Money Market
                                                                   Fund                  Fund
-------------------------------------------------------------------------------------------------
Investment income:
Interest                                                        $42,738,028           $1,832,073
-------------------------------------------------------------------------------------------------
Expenses:
Distribution and service fees                                    13,121,042              759,359
-------------------------------------------------------------------------------------------------
Investment advisory and administration fees                       4,555,670              253,120
-------------------------------------------------------------------------------------------------
Transfer agency and related services fees                         1,169,074               34,998
-------------------------------------------------------------------------------------------------
Custody and accounting                                              218,684               12,656
-------------------------------------------------------------------------------------------------
State and federal registration                                      191,323              149,674
-------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                 188,965               16,296
-------------------------------------------------------------------------------------------------
Insurance expense                                                   100,541               29,303
-------------------------------------------------------------------------------------------------
Professional fees                                                    91,279               47,688
-------------------------------------------------------------------------------------------------
Trustees' fees                                                       33,260                2,890
-------------------------------------------------------------------------------------------------
Other expenses                                                       11,514                4,542
-------------------------------------------------------------------------------------------------
                                                                 19,681,352            1,310,526
-------------------------------------------------------------------------------------------------
Fee waivers and expense reimbursements by service providers              --             (450,492)
-------------------------------------------------------------------------------------------------
Net expenses                                                     19,681,352              860,034
-------------------------------------------------------------------------------------------------
Net investment income                                            23,056,676              972,039
-------------------------------------------------------------------------------------------------
Net realized gains from investment transactions                     684,015                   --
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            $23,740,691           $  972,039
-------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14

UBS Money Series
Statement of Changes in Net Assets

                                                             LIR Premier Money Market Fund
                                                          -----------------------------------
                                                                 For the Years Ended
                                                                     December 31,
                                                          -----------------------------------
                                                               2002                 2001
---------------------------------------------------------------------------------------------
From operations:
Net investment income                                     $   23,056,676       $   79,049,777
---------------------------------------------------------------------------------------------
Net realized gains from investment transactions                  684,015              150,528
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          23,740,691           79,200,305
---------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                        (23,056,676)         (79,049,777)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  beneficial interest transactions                            79,622,474          (84,776,933)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                         80,306,489          (84,626,405)
---------------------------------------------------------------------------------------------
Net Assets:
Beginning of year                                          2,041,492,242        2,126,118,647
---------------------------------------------------------------------------------------------
End of year                                               $2,121,798,731       $2,041,492,242
---------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS Money Series
Statement of Changes in Net Assets

                                                              LIR Premier Tax-Free
                                                                Money Market Fund
                                                         --------------------------------
                                                               For the Years Ended
                                                                   December 31,
                                                         --------------------------------
                                                             2002                2001
-----------------------------------------------------------------------------------------
From operations:
Net investment income                                    $    972,039        $  2,754,357
-----------------------------------------------------------------------------------------
Net realized gains from investment transactions                    --               6,393
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          972,039           2,760,750
-----------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                        (972,039)         (2,754,357)
-----------------------------------------------------------------------------------------
Net decrease in net assets from beneficial interest
  transactions                                            (21,686,223)         (1,448,353)
-----------------------------------------------------------------------------------------
Net decrease in net assets                                (21,686,223)         (1,441,960)
-----------------------------------------------------------------------------------------
Net Assets:
Beginning of year                                         132,911,040         134,353,000
-----------------------------------------------------------------------------------------
End of year                                              $111,224,817        $132,911,040
-----------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
16

UBS Money Series
Notes to Financial Statements

Organization and Significant Accounting Policies

UBS Money Series (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust operates as a series mutual fund with five funds: LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "Funds"), UBS Select Money Market Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The LIR Premier Money Market Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller agreement to repurchase them at an agreed upon date (or upon demand) and price. The LIR Premier Money Market Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the LIR Premier Money Market Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the LIR Premier Money Market Fund may suffer delays, costs and possible losses in connection with the retention or


--------------------------------------------------------------------------------

UBS Money Series
Notes to Financial Statements

disposition of the collateral. The LIR Premier Money Market Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Investment Advisor and Administrator

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator to each Fund. In accordance with the Advisory Contract, UBS Global AM receives compensation from each Fund, accrued daily and paid monthly, at an annual rate of 0.20% of each Fund's average daily net assets. At December 31, 2002, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed UBS Global AM $364,039 and $20,933, respectively, in investment advisory and administration fees.

During the year ended December 31, 2002, UBS Global AM (and in the case of LIR Premier Tax-Free Money Market Fund, Correspondent Service Corporation ("CSC"), an affiliate of UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG) reimbursed or recouped a portion of expenses and/or waived fees, when necessary, to maintain each Fund's total annual operating expenses at a level that did not exceed 0.90%, and 0.68% of the Fund's average daily net assets for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively. For the year ended December 31, 2002, the LIR Premier Money Market Fund reimbursed UBS Global AM

------------------
* UBS PaineWebber is a service mark of UBS AG.


--------------------------------------------------------------------------------
18

UBS Money Series
Notes to Financial Statements

$181,989 in investment advisory and administration fees previously waived. At December 31, 2002, $1,260,088 of investment advisory and administration fees previously waived by UBS Global AM may be subject to repayment to UBS Global AM by the LIR Premier Money Market Fund through December 31, 2004. For the year ended December 31, 2002, UBS Global AM waived $235,340 in advisory and administration fees from the LIR Premier Tax-Free Money Market Fund, which is subject to repayment through December 31, 2005. At December 31, 2002, under the above agreement, UBS Global AM was owed $51,161 for recoupment of fees previously waived from the LIR Premier Money Market Fund and UBS Global AM owed $14,407 for fee waivers to the LIR Premier Tax-Free Money Market Fund.

Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, each Fund pays CSC a monthly distribution and service fee at an annual rate of 0.60% of the average daily net assets of each Fund. CSC uses the amounts that it receives under the Distribution Plan to pay certain correspondent firms and other financial services firms (together with CSC, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of the Funds. CSC also uses the Distribution Plan fee to (1) spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of Fund shares and (2) offset each Fund's marketing costs, including related overhead expenses. At December 31, 2002, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed CSC $1,128,974 and $62,798, in distribution and service fees, respectively. CSC is contractually obligated to waive 0.17% of the LIR Premier Tax-Free Money Market Fund's distribution and service fees. At December 31, 2002, CSC owed $17,791 for fee waivers under the above agreement to the LIR Premier Tax-Free Money Market Fund. For the year ended December 31, 2002, CSC waived $215,152 in distribution and service fees to the LIR Premier Tax-Free Money Market Fund.

Other Liabilities

At December 31, 2002, the Funds had the following liabilities outstanding:

                                                 Payable for                Other
                                            Investments Purchased     Accrued Expenses*
---------------------------------------------------------------------------------------
LIR Premier Money Market Fund                     $   --                  $455,735
---------------------------------------------------------------------------------------
LIR Premier Tax-Free Money Market Fund             5,135,000                75,680
---------------------------------------------------------------------------------------

------------------
* Excludes investment advisory & administration fees and distribution & service fees.


--------------------------------------------------------------------------------

UBS Money Series
Notes to Financial Statements

Money Market Fund Insurance Bond

At December 31, 2002, each Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by each Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of each Fund for First Tier Securities, determined as of close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, each Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended December 31, 2002, the Funds did not use these insurance bonds.

Federal Tax Status

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, each Fund intends not to be subject to federal excise tax.

At December 31, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders by the LIR Premier Money Market Fund during the fiscal years ended December 31, 2002 and December 31, 2001 was ordinary income. The tax character of distributions paid to shareholders by the LIR Premier Tax-Free Money Market Fund during the fiscal years ended December 31, 2002 and December 31, 2001 was tax-exempt income.


--------------------------------------------------------------------------------
20

UBS Money Series
Notes to Financial Statements

Shares of Beneficial Interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                       For the Years Ended December 31,
                                                     ------------------------------------
                                                          2002                   2001
-----------------------------------------------------------------------------------------
LIR Premier Money Market Fund:
Shares sold                                           9,069,456,552         8,193,446,522
-----------------------------------------------------------------------------------------
Shares repurchased                                   (9,013,523,705)       (8,358,354,647)
-----------------------------------------------------------------------------------------
Dividends reinvested                                     23,689,627            80,131,192
-----------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding            79,622,474           (84,776,933)
-----------------------------------------------------------------------------------------
LIR Premier Tax-Free Money Market Fund:
Shares sold                                             476,700,704           574,479,741
-----------------------------------------------------------------------------------------
Shares repurchased                                     (499,393,157)         (578,700,113)
-----------------------------------------------------------------------------------------
Dividends reinvested                                      1,006,230             2,772,019
-----------------------------------------------------------------------------------------
Net decrease in shares outstanding                      (21,686,223)           (1,448,353)
-----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

LIR Premier Money Market Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                 For the Years Ended December 31,
                              -----------------------------------------------------------------------
                                 2002            2001          2000#           1999           1998
-----------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year                 $1.00           $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------
Net investment income              0.011           0.036          0.055          0.043          0.047
-----------------------------------------------------------------------------------------------------
Dividends from net
 investment income                (0.011)         (0.036)        (0.055)        (0.043)        (0.047)
-----------------------------------------------------------------------------------------------------
Net asset value,
 end of year                       $1.00           $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------
Total investment return(1)          1.07%           3.62%          5.62%          4.40%          4.75%
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end
 of year (000's)              $2,121,799      $2,041,492     $2,126,119     $1,778,330     $1,387,903
-----------------------------------------------------------------------------------------------------
Expenses to average net
 assets, net of waivers/
 reimbursements from and
 recoupments to affiliates          0.90%           0.90%          0.90%          0.92%          0.93%
-----------------------------------------------------------------------------------------------------
Expenses to average net
 assets, before waivers/
 reimbursements from and
 recoupments to affiliates          0.89%+          0.96%          0.95%          1.03%          1.04%
-----------------------------------------------------------------------------------------------------
Net investment income to
 average net assets, net of
 waivers/reimbursements
 from and recoupments
 to affiliates                      1.05%           3.58%          5.48%          4.32%          4.64%
-----------------------------------------------------------------------------------------------------
Net investment income to
 average net assets, before
 waivers/reimbursements
 from and recoupments
 to affiliates                      1.06%+          3.52%          5.43%          4.21%          4.53%
-----------------------------------------------------------------------------------------------------

# The financial highlights for the periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.

+ For the year ended December 31, 2002, the investment advisor was reimbursed for expenses previously waived by the investment advisor on behalf of the Fund, not to exceed the Fund's expense cap of 0.90%.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
22

LIR Premier Tax-Free Money Market Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                            For the Years Ended December 31,
                              ------------------------------------------------------------
                                2002         2001        2000#         1999         1998
------------------------------------------------------------------------------------------
Net asset value,
 beginning of year               $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------
Net investment income            0.008        0.020        0.034        0.025        0.028
------------------------------------------------------------------------------------------
Dividends from net
 investment income              (0.008)      (0.020)      (0.034)      (0.025)      (0.028)
------------------------------------------------------------------------------------------
Net asset value,
 end of year                     $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------
Total investment return(1)        0.78%        2.06%        3.45%        2.53%        2.83%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end
 of year (000's)              $111,225     $132,911     $134,353     $109,701     $102,821
------------------------------------------------------------------------------------------
Expenses to average net
 assets, net of waivers/
 reimbursements from
 service providers                0.68%        0.68%        0.69%        0.74%        0.71%
------------------------------------------------------------------------------------------
Expenses to average net
 assets, before waivers/
 reimbursements from
 service providers                1.04%        1.09%        0.98%        1.05%        1.02%
------------------------------------------------------------------------------------------
Net investment income to
 average net assets, net of
 waivers/reimbursements
 from service providers           0.77%        2.03%        3.38%        2.50%        2.79%
------------------------------------------------------------------------------------------
Net investment income to
 average net assets, before
 waivers/reimbursements
 from service providers           0.41%        1.62%        3.09%        2.19%        2.48%
------------------------------------------------------------------------------------------

# The financial highlights for the periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into LIR Premier Tax-Free Money Market Fund on that date.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported.


--------------------------------------------------------------------------------

UBS Money Series
Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of
UBS Money Series

We have audited the accompanying statements of net assets for the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (two of the Series comprising the UBS Money Series), as of December 31, 2002, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund at December 31, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


New York, New York
February 19, 2003


--------------------------------------------------------------------------------
24

                      [This page intentionally left blank]


--------------------------------------------------------------------------------

UBS Money Series
Supplemental Information (unaudited)

Board of Trustees & Officers

The Trust is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee and Officer of the Trust, the Trustees' or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee or Officer.

The Trust's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

                                              Term of
                                            Office+ and
                              Position(s)    Length of
      Name, Address,           Held with        Time           Principal Occupation(s)
          and Age                Trust         Served            During Past 5 Years
---------------------------------------------------------------------------------------------
Margo N. Alexander*++;       Trustee        Since 1998   Mrs. Alexander is an executive vice
56                                                       president of UBS PaineWebber
                                                         (since March 1984). She was chief
                                                         executive officer of UBS Global AM
                                                         from January 1995 to October
                                                         2000, a director (from January
                                                         1995 to September 2001) and
                                                         chairman (from March 1999 to
                                                         September 2001).

E. Garrett Bewkes, Jr.*++;   Trustee and    Since 1998   Mr. Bewkes serves as a consultant
76                           Chairman of                 to UBS PaineWebber (since May
                             the Board of                1999). Prior to November 2000, he
                             Trustees                    was a director of Paine Webber
                                                         Group Inc. ("PW Group", formerly
                                                         the holding company of UBS
                                                         PaineWebber and UBS Global AM)
                                                         and prior to 1996, he was a
                                                         consultant to PW Group. Prior to
                                                         1988, he was chairman of the
                                                         board, president and chief
                                                         executive officer of American
                                                         Bakeries Company.


--------------------------------------------------------------------------------
26

UBS Money Series
Supplemental Information (unaudited)

                  Number of
         Portfolios in Fund Complex                     Other Directorships
             Overseen by Trustee                          Held by Trustee
-----------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee of 20     None
investment companies (consisting of 41
portfolios) for which UBS Global AM or one of
its affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Bewkes is a director or trustee of 34         Mr. Bewkes is also a director of
investment companies (consisting of 55            Interstate Bakeries Corporation.
portfolios) for which UBS Global AM or one of
its affiliates serves as investment advisor,
sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Money Series
Supplemental Information (unaudited)

Independent Trustees

                                           Term of
                                         Office+ and
                           Position(s)    Length of
     Name, Address,         Held with        Time            Principal Occupation(s)
         and Age              Trust         Served             During Past 5 Years
-------------------------------------------------------------------------------------------
Richard Q. Armstrong; 66   Trustee       Since 1998   Mr. Armstrong is chairman and
R.Q.A. Enterprises                                    principal of R.Q.A. Enterprises
One Old Church Road--                                 (management consulting firm)
Unit # 6                                              (since April 1991 and principal
Greenwich, CT 06830                                   occupation since March 1995). Mr.
                                                      Armstrong was chairman of the
                                                      board, chief executive officer and
                                                      co-owner of Adirondack Beverages
                                                      (producer and distributor of soft
                                                      drinks and sparkling/still waters)
                                                      (from October 1993 to March
                                                      1995). He was a partner of The
                                                      New England Consulting Group
                                                      (management consulting firm)
                                                      (from December 1992 to
                                                      September 1993). He was
                                                      managing director of LVMH U.S.
                                                      Corporation (U.S. subsidiary of the
                                                      French luxury goods conglomerate,
                                                      Louis Vuitton Moet Hennessey
                                                      Corporation) (from 1987 to 1991)
                                                      and chairman of its wine and
                                                      spirits subsidiary, Schieffelin &
                                                      Somerset Company (from 1987 to
                                                      1991).

David J. Beaubien; 68      Trustee       Since 2001   Mr. Beaubien is chairman of
101 Industrial Road                                   Yankee Environmental Systems,
Turners Falls, MA 01376                               Inc., a manufacturer of
                                                      meteorological measuring systems.
                                                      Prior to January 1991, he was
                                                      senior vice president of EG&G, Inc.,
                                                      a company which makes and
                                                      provides a variety of scientific and
                                                      technically oriented products and
                                                      services. From 1985 to January
                                                      1995, Mr. Beaubien served as a
                                                      director or trustee on the boards of
                                                      the Kidder, Peabody & Co.
                                                      Incorporated mutual funds.


--------------------------------------------------------------------------------
28

UBS Money Series
Supplemental Information (unaudited)

                  Number of
         Portfolios in Fund Complex                        Other Directorships
             Overseen by Trustee                             Held by Trustee
-----------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 20      Mr. Armstrong is also a director of
investment companies (consisting of 41            AlFresh Beverages Canada, Inc. (a
portfolios) for which UBS Global AM or one of     Canadian beverage subsidiary of
its affiliates serves as investment advisor,      AlFresh Foods Inc.) (since October
sub-advisor or manager.                           2000).

Mr. Beaubien is a director or trustee of 20       Mr. Beaubien is also a director of IEC
investment companies (consisting of 41            Electronics, Inc., a manufacturer of
portfolios) for which UBS Global AM or one of     electronic assemblies.
its affiliates serves as investment advisor,
sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Money Series
Supplemental Information (unaudited)

Independent Trustees (continued)

                                               Term of
                                             Office+ and
                               Position(s)    Length of
       Name, Address,           Held with        Time             Principal Occupation(s)
           and Age                Trust         Served              During Past 5 Years
-------------------------------------------------------------------------------------------------
Richard R. Burt; 56            Trustee       Since 1998   Mr. Burt is chairman of Diligence
1275 Pennsylvania Ave.,                                   LLC (international information and
N.W. Washington, D.C.                                     security firm) and IEP Advisors
20004                                                     (international investments and
                                                          consulting firm). He was the chief
                                                          negotiator in the Strategic Arms
                                                          Reduction Talks with the former
                                                          Soviet Union (from 1989 to 1991)
                                                          and the U.S. Ambassador to the
                                                          Federal Republic of Germany (from
                                                          1985 to 1989). From 1991 to
                                                          1994, he served as a partner of
                                                          McKinsey & Company
                                                          (management consulting firm).

Meyer Feldberg; 60             Trustee       Since 1998   Mr. Feldberg is Dean and Professor
Columbia University                                       of Management of the Graduate
101 Uris Hall New York,                                   School of Business, Columbia
New York 10027                                            University. Prior to 1989, he was
                                                          president of the Illinois Institute of
                                                          Technology.

George W. Gowen; 73            Trustee       Since 1998   Mr. Gowen is a partner in the law
666 Third Avenue                                          firm of Dunnington, Bartholow &
New York, New York                                        Miller. Prior to May 1994, he was a
10017                                                     partner in the law firm of Fryer,
                                                          Ross & Gowen.

William W. Hewitt, Jr.**; 74   Trustee       Since 2001   Mr. Hewitt is retired. From 1990 to
c/o UBS Global Asset                                      January 1995, Mr. Hewitt served as
Management (US) Inc                                       a director or trustee on the boards
51 West 52nd Street                                       of the Kidder, Peabody & Co.
New York, New York                                        Incorporated mutual funds. From
10019-6114                                                1986 to 1988, he was an executive
                                                          vice president and director of
                                                          mutual funds, insurance and trust
                                                          services of Shearson Lehman
                                                          Brothers Inc. From 1976 to 1986,
                                                          he was president of Merrill Lynch
                                                          Funds Distributor, Inc.


--------------------------------------------------------------------------------
30

UBS Money Series
Supplemental Information (unaudited)

                Number of
        Portfolios in Fund Complex                         Other Directorships
           Overseen by Trustee                               Held by Trustee
-------------------------------------------------------------------------------------------
Mr. Burt is a director or trustee of 20        Mr. Burt is also a director of Hollinger
investment companies (consisting of 41         International Inc. (publishing), HCL
portfolios) for which UBS Global AM or         Technologies, Ltd., The Central European
one of its affiliates serves as investment     Fund, Inc. and The Germany Fund, Inc.,
advisor, sub-advisor or manager.               IGT, Inc. (provides technology to gaming
                                               and wagering industry) and chairman of
                                               Weirton Steel Corp. (makes and finishes
                                               steel products). He is also a director or
                                               trustee of funds in the Scudder Mutual
                                               Funds Family (consisting of 47 portfolios).

Dean Feldberg is a director or trustee of      Dean Feldberg is also a director of
34 investment companies (consisting of 55      Primedia Inc. (publishing), Federated
portfolios) for which UBS Global AM or         Department Stores, Inc. (operator of
one of its affiliates serves as investment     department stores), Revlon, Inc.
advisor, sub-advisor or manager.               (cosmetics), Select Medical Inc.
                                               (healthcare services) and SAPPI, Ltd.
                                               (producer of paper).

Mr. Gowen is a director or trustee of 34       None
investment companies (consisting of 55
portfolios) for which UBS Global AM or
one of its affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Hewitt is a director or trustee of 20      Mr. Hewitt is also a director or trustee
investment companies (consisting of 41         of the Guardian Life Insurance Company
portfolios) for which UBS Global AM or         Mutual Funds, (consisting of 19
one of its affiliates serves as investment     portfolios).
advisor, sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Money Series
Supplemental Information (unaudited)

Independent Trustees (continued)

                                         Term of
                                       Office+ and
                         Position(s)    Length of
    Name, Address,        Held with        Time            Principal Occupation(s)
        and Age             Trust         Served             During Past 5 Years
------------------------------------------------------------------------------------------
Morton L. Janklow; 72    Trustee       Since 2001   Mr. Janklow is senior partner of
445 Park Avenue                                     Janklow & Nesbit Associates, an
New York, New York                                  international literary agency
10022                                               representing leading authors in
                                                    their relationships with publishers
                                                    and motion picture, television and
                                                    multi-media companies, and of
                                                    counsel to the law firm of Janklow
                                                    & Ashley.

Frederic V. Malek; 66    Trustee       Since 1998   Mr. Malek is chairman of Thayer
1455 Pennsylvania                                   Capital Partners (merchant bank)
Avenue, N.W. Suite 350                              and chairman of Thayer Hotel
Washington, D.C. 20004                              Investors III, Thayer Hotel Investors
                                                    II and Lodging Opportunities Fund
                                                    (hotel investment partnerships).
                                                    From January 1992 to November
                                                    1992, he was campaign manager
                                                    of Bush-Quayle '92. From 1990 to
                                                    1992, he was vice chairman and,
                                                    from 1989 to 1990, he was
                                                    president of Northwest Airlines Inc.
                                                    and NWA Inc. (holding company of
                                                    Northwest Airlines Inc.). Prior to
                                                    1989, he was employed by the
                                                    Marriott Corporation (hotels,
                                                    restaurants, airline catering and
                                                    contract feeding), where he most
                                                    recently was an executive vice
                                                    president and president of Marriott
                                                    Hotels and Resorts.

Carl W. Schafer; 67      Trustee       Since 1998   Mr. Schafer is president of the
66 Witherspoon Street                               Atlantic Foundation (charitable
#1100                                               foundation). Prior to January 1993,
Princeton, NJ 08542                                 he was chairman of the Investment
                                                    Advisory Committee of the Howard
                                                    Hughes Medical Institute.


--------------------------------------------------------------------------------
32

UBS Money Series
Supplemental Information (unaudited)

                  Number of
         Portfolios in Fund Complex                        Other Directorships
             Overseen by Trustee                             Held by Trustee
-----------------------------------------------------------------------------------------
Mr. Janklow is a director or trustee of 20        None
investment companies (consisting of 41
portfolios) for which UBS Global AM or one of
its affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Malek is a director or trustee of 20          Mr. Malek is also a director of Aegis
investment companies (consisting of 41            Communications, Inc. (tele-services),
portfolios) for which UBS Global AM or one of     American Management Systems, Inc.
its affiliates serves as investment advisor,      (management consulting and
sub-advisor or manager.                           computer related services),
                                                  Automatic Data Processing, Inc.
                                                  (computing services), CB Richard
                                                  Ellis, Inc. (real estate services),
                                                  Federal National Mortgage
                                                  Association, FPL Group, Inc. (electric
                                                  services), Manor Care, Inc. (health
                                                  care) and Northwest Airlines Inc.

Mr. Schafer is a director or trustee of 20        Mr. Schafer is also a director of
investment companies (consisting of 41            Labor Ready, Inc. (temporary
portfolios) for which UBS Global AM or one of     employment), Roadway Corp.
its affiliates serves as investment advisor,      (trucking), Guardian Life Insurance
sub-advisor or manager.                           Company Mutual Funds (consisting
                                                  of 19 portfolios), the Harding,
                                                  Loevner Funds (consisting of four
                                                  portfolios), E.I.I. Realty Securities
                                                  Trust (investment company) and
                                                  Frontier Oil Corporation.


--------------------------------------------------------------------------------

UBS Money Series
Supplemental Information (unaudited)

Independent Trustees (concluded)

                                       Term of
                                     Office+ and
                       Position(s)    Length of
   Name, Address,       Held with        Time           Principal Occupation(s)
       and Age            Trust         Served            During Past 5 Years
------------------------------------------------------------------------------------
William D. White; 69   Trustee       Since 2001   Mr. White is retired. From
P.O. Box 199                                      February 1989 through March
Upper Black Eddy, PA                              1994, he was president of the
18972                                             National League of Professional
                                                  Baseball Clubs. Prior to 1989, he
                                                  was a television sportscaster for
                                                  WPIX-TV, New York. Mr. White
                                                  served on the board of directors
                                                  of Centel from 1989 to 1993 and
                                                  on the board of directors of
                                                  Jefferson Banks Incorporated,
                                                  Philadelphia, PA.


--------------------------------------------------------------------------------
34

UBS Money Series
Supplemental Information (unaudited)

                 Number of
         Portfolios in Fund Complex                        Other Directorships
            Overseen by Trustee                              Held by Trustee
-----------------------------------------------------------------------------------------
Mr. White is a director or trustee of 20         None
investment companies (consisting of 41
portfolios) for which UBS Global AM or one of
its affiliates serves as investment advisor,
sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Money Series
Supplemental Information (unaudited)

Officers

                                          Term of             Principal Occupation(s)
                                        Office+ and             During Past 5 Years;
                         Position(s)     Length of            Number of Portfolios in
   Name, Address,         Held with         Time           Fund Complex for which person
       and Age              Trust          Served                serves as Officer
-----------------------------------------------------------------------------------------------
Debbie Baggett*;       Vice President   Since 1999    Ms. Baggett is a director and
44                                                    portfolio manager of UBS Global
                                                      AM. Ms. Baggett is a vice president
                                                      of four investment companies
                                                      (consisting of nine portfolios) for
                                                      which UBS Global AM, or one of its
                                                      affiliates serves as investment advisor,
                                                      sub-advisor or manager.

Thomas Disbrow*; 37    Vice President   Since 2000    Mr. Disbrow is a director and a senior
                       and Assistant                  manager of the mutual fund finance
                       Treasurer                      department of UBS Global AM. Prior
                                                      to November 1999, he was a vice
                                                      president of Zweig/Glaser Advisers.
                                                      Mr. Disbrow is a vice president and
                                                      assistant treasurer of 20 investment
                                                      companies (consisting of 41
                                                      portfolios) for which UBS Global AM
                                                      or one of its affiliates serves as
                                                      investment advisor, sub-advisor or
                                                      manager.

Amy R. Doberman*;      Vice President   Since 2000    Ms. Doberman is a managing
40                     and Secretary                  director and general counsel of UBS
                                                      Global AM. From December 1997
                                                      through July 2000, she was general
                                                      counsel of Aeltus Investment
                                                      Management, Inc. Prior to working
                                                      at Aeltus, Ms. Doberman was
                                                      assistant chief counsel of the SEC' s
                                                      Division of Investment Management.
                                                      Ms. Doberman is vice president
                                                      and assistant secretary of UBS
                                                      Supplementary Trust and three
                                                      investment companies (consisting
                                                      of 40 portfolios) and vice president
                                                      and secretary of 20 investment
                                                      companies (consisting of 41
                                                      portfolios) for which UBS Global AM
                                                      or one of its affiliates or one of its
                                                      affiliates serves as investment advisor,
                                                      sub-advisor or manager.


--------------------------------------------------------------------------------
36

UBS Money Series
Supplemental Information (unaudited)

                                            Term of            Principal Occupation(s)
                                          Office+ and            During Past 5 Years;
                           Position(s)     Length of           Number of Portfolios in
    Name, Address,          Held with         Time          Fund Complex for which person
        and Age               Trust          Served               serves as Officer
-----------------------------------------------------------------------------------------------
David M.                 Vice President   Since 2002    Mr. Goldenberg is an executive
Goldenberg*; 36          and Assistant                  director and deputy general counsel
                         Secretary                      of UBS Global AM. From 2000 to
                                                        2002 he was director, legal affairs at
                                                        Lazard Asset Management. Mr.
                                                        Goldenberg was global director of
                                                        compliance for SSB Citi Asset
                                                        Management Group from 1998 to
                                                        2000. He was associate general
                                                        counsel at Smith Barney Asset
                                                        Management from 1996 to 1998.
                                                        Prior to working at Smith Barney
                                                        Asset Management, Mr. Goldenberg
                                                        was branch chief and senior counsel
                                                        of the SEC's Division of Investment
                                                        Management. Mr. Goldenberg is a
                                                        vice president and secretary of UBS
                                                        Supplementary Trust and three
                                                        investment companies (consisting of
                                                        40 portfolios) and a vice president
                                                        and assistant secretary of 20
                                                        investment companies (consisting of
                                                        41 portfolios) for which UBS Global
                                                        AM, or one of its affilates serves as
                                                        investment advisor, sub-advisor or
                                                        manager.

Kevin J. Mahoney*; 37    Vice President   Since 1999    Mr. Mahoney is a director and a
                         and Assistant                  senior manager of the mutual fund
                         Treasurer                      finance department of UBS Global
                                                        AM. Prior to April 1999, he was the
                                                        manager of the mutual fund internal
                                                        control group of Salomon Smith
                                                        Barney. Mr. Mahoney is a vice
                                                        president and assistant treasurer of
                                                        20 investment companies (consisting
                                                        of 41 portfolios) for which UBS
                                                        Global AM, or one of their affiliates
                                                        serves as investment advisor, sub-
                                                        advisor or manager.


--------------------------------------------------------------------------------

UBS Money Series
Supplemental Information (unaudited)
Officers (concluded)

                                            Term of            Principal Occupation(s)
                                          Office+ and           During Past 5 Years;
                           Position(s)     Length of           Number of Portfolios in
    Name, Address,          Held with         Time          Fund Complex for which person
        and Age               Trust          Served               serves as Officer
----------------------------------------------------------------------------------------------
Susan P. Ryan*; 42       Vice President   Since 1999    Ms. Ryan is an executive director and
                                                        a portfolio manager of UBS Global
                                                        AM. Ms. Ryan is a vice president of
                                                        five investment companies (consisting
                                                        of 13 portfolios) for which UBS
                                                        Global AM, or one of its affiliates
                                                        serves as investment advisor, sub-
                                                        advisor or manager.

Paul H. Schubert*; 40    Vice President   Since 1998    Mr. Schubert is an executive director
                         and Treasurer                  and head of the mutual fund finance
                                                        department of UBS Global AM. Mr.
                                                        Schubert is treasurer and principal
                                                        accounting officer of UBS
                                                        Supplementary Trust and two
                                                        investment companies (consisting of
                                                        38 portfolios), a vice president and
                                                        treasurer of 20 investment
                                                        companies (consisting of 41
                                                        portfolios), treasurer and chief
                                                        financial officer of one investment
                                                        company (consisting of two
                                                        portfolios) for which UBS Global AM
                                                        or one of its affiliates serves as
                                                        investment advisor, sub-advisor or
                                                        manager.


--------------------------------------------------------------------------------
38

UBS Money Series
Supplemental Information (unaudited)

                                       Term of               Principal Occupation(s)
                                     Office+ and               During Past 5 Years;
                      Position(s)     Length of              Number of Portfolios in
  Name, Address,       Held with         Time             Fund Complex for which person
     and Age             Trust          Served                  serves as Officer
------------------------------------------------------------------------------------------------
Brian M. Storms*;   President        Since 2000    Mr. Storms is chief executive officer (since
48                                                 July 2002), director and president of UBS
                                                   Global AM (since March 1999). He is also
                                                   chief executive officer (since July 2002), a
                                                   member of the board of directors and
                                                   president of UBS Global AM (Americas)
                                                   and UBS Global Asset Management (New
                                                   York) Inc. ("UBS Global AM (New York)")
                                                   (since October 2001). Mr. Storms was
                                                   chief executive officer of UBS Global AM
                                                   from October 2000 to September 2001
                                                   and chief operating officer (2001-2002).
                                                   He was chief operating officer of UBS
                                                   Global AM (Americas) and UBS Global
                                                   AM (New York) from September 2001 to
                                                   July 2002. He was a director or trustee of
                                                   several investment companies in the UBS
                                                   Family of Funds (1999-2001). He was
                                                   president of Prudential Investments
                                                   (1996-1999). Prior to joining Prudential
                                                   Investments he was a managing director
                                                   at Fidelity Investments. Mr. Storms is
                                                   president and trustee of UBS
                                                   Supplementary Trust and of two
                                                   investment companies (consisting of 38
                                                   portfolios) and president of 20 investment
                                                   companies (consisting of 41 portfolios)
                                                   and trustee and chairman of one
                                                   investment company (consisting of two
                                                   portfolios) for which UBS Global AM or
                                                   one of its affiliates serves as investment
                                                   advisor, sub-advisor or manager.

Keith A. Weller*;   Vice President   Since 1998    Mr. Weller is a director and senior
41                  and Assistant                  associate general counsel of UBS Global
                    Secretary                      AM. Mr. Weller is a vice president and
                                                   assistant secretary of 20 investment
                                                   companies (consisting of 41 portfolios) for
                                                   which UBS Global AM or one of its
                                                   affiliates serves as investment advisor,
                                                   sub-advisor manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
**    Address for mailing purposes only.
+ Each Trustee holds office for an indefinite term. Officers of the Trust are appointed by the Trustee members and serve at the pleasure of the board.
++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Trust as defined in the Investment Company Act by virtue of their positions with UBS Global AM or one of its affiliates.


--------------------------------------------------------------------------------

                      [This page intentionally left blank]

Trustees

E. Garrett Bewkes, Jr.                       George W. Gowen
Chairman
                                             William W. Hewitt, Jr.
Margo N. Alexander
                                             Morton L. Janklow
Richard Q. Armstrong
                                             Frederic V. Malek
David J. Beaubien
                                             Carl W. Schafer
Richard R. Burt
                                             William D. White
Meyer Feldberg

Principal Officers

Brian M. Storms                              Susan P. Ryan
President                                    Vice President

Amy R. Doberman                              Debbie Baggett
Vice President                               Vice President

Paul H. Schubert
Vice President and Treasurer

Investment Advisor and
Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.
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